Quarterly Financial Data (Tables)	6 Months Ended
Jul. 14, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	Quarter Ended
	December 30, 2013	October 7, 2013	July 15, 2013	April 22, 2013	December 31, 2012 (1)	October 1, 2012	July 9, 2012	April 16, 2012
Total revenue	$28,676	$29,144	$27,186	$31,379	$20,726	$20,235	$18,088	$20,675
Income (loss) from operations	(1,577)	1,223	1,243	96	(364)	1,074	1,422	574
Net income (loss)	(3,098)	351	423	(1,391)	753	(459)	(577)	30

Net income (loss) per share, basic and diluted	$(0.25)	$0.03	$0.03	$(0.11)	$0.06	$(0.04)	$(0.05)	$—
Weighted average shares outstanding, basic and diluted	12,561,414	12,561,414	12,561,414	12,561,414	12,561,414	12,561,414	12,561,414	12,561,414
(1) The fiscal quarter ended December 31, 2012 consisted of 13 weeks.